Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 4,412	$ 57
Trade accounts receivable	642	815
Prepayments and other	628	808
Due from related parties (Note 5)		75
Inventories (Note 7)	848	587
Prepaid bareboat charter hire (Note 6)		1,656
Assets held for sale (Note 4(c))	43,271
Non-current portion of derivative financial instruments (Note 15)	82
Restricted cash (Note 8)	859	1,290
Total current assets	50,742	5,288
FIXED ASSETS:
Advances for vessels under construction (Note 4(a))	12,241	38,744
Vessels, net (Note 4(b))	353,946	180,635
Other fixed assets, net	655	669
Total fixed assets	366,842	220,048
OTHER NON CURRENT ASSETS:
Prepaid bareboat charter hire (Note 6)		3,621
Restricted cash (Note 8)	8,000	6,315
Investments in unconsolidated joint ventures (Note 18)	19,306	22,063
Derivative financial instruments (Note 15)		1,153
Total non-current assets	27,306	33,152
Total assets	444,890	258,488
CURRENT LIABILITIES:
Current portion of long-term debt (Note 8)	16,908	10,210
Debt related to vessels held for sale (Note 8)	29,977	13,416
Due to related parties (Note 5)	16,592	4,223
Accounts payable	4,460	4,098
Accrued liabilities	4,030	2,957
Unearned revenue	3,337
Current portion of derivative financial instruments (Note 15)	113	1,915
Total current liabilities	75,417	36,819
NON-CURRENT LIABILITIES:
Non-current portion of long term debt (Note 8)	262,122	101,358
Long term debt from related parties (Note 8)		15,671
Non-current portion of derivative financial instruments (Note 15)	1,594	359
Total non-current liabilities	263,716	117,388
COMMITMENTS AND CONTINGENCIES (Note 9)
Total liabilities	339,133	154,207
MEZZANINE EQUITY:
Preferred stock; 0 and 15,724 Series E Shares issued and outstanding at December 31, 2018 and 2019 with $0.01 par value (Note 17)	18,083
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2018 and 2019 (Note 10)	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 1,150,873 and 8,695,348 shares issued and outstanding at December 31, 2018 and 2019 (Note 10)	87	11
Additional paid-in capital	411,499	412,048
Accumulated deficit	(322,552)	(307,779)
Accumulated other comprehensive income	(1,361)
Total stockholders’ equity	87,674	104,281
Total liabilities, mezzanine equity and stockholders’ equity	$ 444,890	$ 258,488